CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Cash and cash equivalents	$ 5,163	$ 5,567
Restricted cash	978	922
Trade receivables, net	1,054	1,362
Financing receivables, net	21,472	21,976
Inventories, net	7,008	7,410
Property, plant and equipment, net	6,865	7,090
Investments in unconsolidated subsidiaries and affiliates	605	645
Equipment under operating leases	1,518	1,059
Goodwill	2,484	2,504
Other intangible assets, net	850	810
Deferred tax assets	1,747	1,679
Derivative assets	205	261
Other assets	1,964	2,558
TOTAL ASSETS	51,913	53,843
Debt	29,594	29,866
Trade payables	5,982	7,369
Deferred tax liabilities	452	385
Pension, postretirement and other post-employment benefits	2,614	2,427
Derivative liabilities	235	94
Other liabilities	8,059	8,735
Total liabilities	46,936	48,876
Redeemable Noncontrolling interest	16	12
Common shares, € 0.01, par value; issued 1,355,319,640 common shares and 415,399,503 special voting shares in 2014; and issued 1,350,073,530 common shares and 468,994,386 special voting shares in 2013	25	25
Additional paid in capital	4,342	4,283
Retained earnings	2,291	1,966
Accumulated other comprehensive loss	(1,736)	(1,373)
Noncontrolling interests	39	54
Equity:	4,961	4,955
TOTAL EQUITY AND LIABILITIES	51,913	53,843
Variable Interest Entities [Member]
Restricted cash	971	900
Financing receivables, net	11,563	12,379
Equipment under operating leases	83	116
TOTAL ASSETS	12,617	13,395
Debt	11,962	12,871
Total liabilities	$ 11,962	$ 12,871